Shareholder Report, Line Graph (Details) 197207_Pacer Industrial Real Estate ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	May 14, 2018	Apr. 30, 2026
Pacer Industrial Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Pacer Industrial Real Estate ETF NAV
Accumulated Value	$ 17,170	$ 16,502	$ 18,196	$ 20,810	$ 18,115	$ 12,694	$ 12,162	$ 10,000	$ 19,809
Solactive GPR Industrial Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GPR Industrial Real Estate Index
Accumulated Value	17,877	17,070	18,701	21,576	17,531	11,944	11,439	10,000	$ 20,774
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	22,905	20,433	16,658	16,226	16,192	11,092	10,997	10,000	$ 30,018
FTSE NAREIT All Equity REITS Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE NAREIT All Equity REITS Total Return Index
Accumulated Value	$ 15,298	$ 13,157	$ 13,266	$ 15,811	$ 14,357	$ 10,765	$ 11,740	$ 10,000	$ 17,576